6. MINERAL PROPERTY INTERESTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capitalized mineral property acquisition Cost	$ 48,806,565	$ 57,616,924
USAMember
Capitalized mineral property acquisition Cost	48,272,127	57,045,582
USAMember | AnnMasonMember
Capitalized mineral property acquisition Cost	47,495,218	55,752,523
USAMember | LordsburgMember
Capitalized mineral property acquisition Cost	494,171	990,797
USAMember | OtherProperty
Capitalized mineral property acquisition Cost	282,738	302,262
AustraliaMember
Capitalized mineral property acquisition Cost	534,438	571,342
AustraliaMember | BlueRoseJVMember
Capitalized mineral property acquisition Cost	$ 534,438	$ 571,342